Environmental rehabilitation obligation funds (Tables)	12 Months Ended
Dec. 31, 2025
Environmental rehabilitation obligation funds [Abstract]
Schedule of the environment rehabilitation obligation funds

Figures in million – SA rand	Notes	2025	2024	2023
Balance at beginning of the year		6,691	5,927	5,306
Assets acquired on acquisition of subsidiary		—	—	616
Assets derecognised with deemed disposal of interest in joint operation		—	—	(260)
Contributions made		158	273	185
Payments received		(19)	(24)	(322)
Interest income	5.1	417	404	339
Transfer to other financial assets		—	—	(22)
Fair value gain[1]		63	112	80
Foreign currency translation		(3)	(1)	5
Balance at end of the year		7,307	6,691	5,927

Environmental rehabilitation obligation funds are measured as follows:
FVTPL		3,915	3,750	3,212
Amortised cost		3,392	2,941	2,715

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		2,457	2,134	1,850
Other funds		4,850	4,557	4,077
1The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
2The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations